Debt - Components of Debt (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total debt	$ 2,567,140,000	$ 2,582,196,000
Subtotal (excluding lessor VIE loans)	867,646,000	732,568,000
Less: Deferred finance charges, net	(12,748,000)	(16,837,000)
Total debt, net of deferred financing costs	2,554,392,000	2,565,359,000
Secured Debt | Golar Arctic facility
Debt Instrument [Line Items]
Total debt	52,825,000	58,300,000
Secured Debt | Golar Viking facility
Debt Instrument [Line Items]
Total debt	42,969,000	46,875,000
Secured Debt | Margin loan facility
Debt Instrument [Line Items]
Total debt	100,000,000	100,000,000
Secured Debt | $150 Million Term Loan Facility
Debt Instrument [Line Items]
Total debt	150,000,000	0
Secured Debt | $1.125 billion facility
Debt Instrument [Line Items]
Total debt	157,486,000	173,732,000
Secured Debt | ICBC VIE loans
Debt Instrument [Line Items]
Total debt	551,425,000	609,220,000
Secured Debt | CCBFL VIE loan
Debt Instrument [Line Items]
Total debt	123,105,000	123,524,000
Secured Debt | CMBL VIE loan
Debt Instrument [Line Items]
Total debt	109,090,000	121,741,000
Secured Debt | COSCO Shipping VIE loan
Debt Instrument [Line Items]
Total debt	92,886,000	97,163,000
Secured Debt | CSSC VIE loan
Debt Instrument [Line Items]
Total debt	822,988,000	897,980,000
Convertible Debt | 2017 convertible bonds
Debt Instrument [Line Items]
Total debt	364,366,000	353,661,000
Line of Credit | Secured Debt | $1.125 billion facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 1,125,000,000	$ 1,125,000,000